Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 95,630	$ 78,180
Gross unrealized gains	696	723
Gross unrealized losses	(3,435)	(568)
Fair value	92,891	78,335
Canadian government debt - issued or guaranteed, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	4,081	3,841
Gross unrealized gains	1	1
Gross unrealized losses	(301)	(139)
Fair value	3,781	3,703
Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,685	3,328
Gross unrealized gains	6	3
Gross unrealized losses	(567)	(199)
Fair value	2,124	3,132
U.S. federal, state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	46,034	34,678
Gross unrealized gains	343	353
Gross unrealized losses	(2,019)	(204)
Fair value	44,358	34,827
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	5,154	5,949
Gross unrealized gains	7	8
Gross unrealized losses	(17)	(1)
Fair value	5,144	5,956
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,985	2,757
Gross unrealized gains	1	2
Gross unrealized losses	(98)	(12)
Fair value	2,888	2,747
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	7,741	7,074
Gross unrealized gains	3	1
Gross unrealized losses	(220)	(1)
Fair value	7,524	7,074
Asset-backed securities, Non CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	547	580
Gross unrealized gains		6
Gross unrealized losses	(23)
Fair value	524	586
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	25,852	19,731
Gross unrealized gains	51	57
Gross unrealized losses	(183)	(11)
Fair value	25,720	19,777
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	551	242
Gross unrealized gains	284	292
Gross unrealized losses	(7)	(1)
Fair value	$ 828	$ 533